LICENSING AND COLLABORATION ARRANGEMENTS (Details) ¥ in Thousands, $ in Thousands							1 Months Ended										3 Months Ended		6 Months Ended	12 Months Ended														24 Months Ended
	Sep. 21, 2023 USD ($)	Jan. 31, 2022 CNY (¥)	Sep. 03, 2020 USD ($)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Sep. 21, 2023 CNY (¥)	Sep. 21, 2023 USD ($)	Apr. 25, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				¥ 810,646	$ 114,177	¥ 904,901		¥ 1,212,958
Contract liabilities, current																				2,200		8,677													$ 310
Revenues																				27,644	$ 3,893	(221,563)		¥ 88,026
Issue of shares, value																				¥ 133		¥ 132													$ 19
Issue of shares | shares																				185,613,662		190,879,919				164,888,519									185,613,662				190,879,919				164,888,519
Contract liabilities, non-current																				¥ 292,124		¥ 267,878													$ 41,145
Interest payable																																						$ 9,000
Termination Fees																						¥ 4,200	$ 600
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost sharing ratio																				50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Other In-Licensing Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment receivable																				¥ 1,225,300															$ 173,000
Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																																										$ 9,000
Strategic collaboration with Jumpcan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																				224,000
Milestone payments | ¥																				1,792,000
Upfront payment received | ¥																								¥ 224,000
Non-royalty payments | ¥																				2,016,000
Amount of payments received as cost sharing | ¥																				¥ 45,200		¥ 22,000
Proportion of CMC cost sharing																				50.00%	50.00%
Cell Line Collaboration with Ferring
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reimbursement																						18,600	$ 2,750
Definitive license agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount receivable																					$ 340,000
Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																				¥ 54,100		63,100		27,900
Research and development expense | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																									$ 4,484
Research and development expense | Other In Licensing Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																				0
Milestone payments																				1,500	200
Research and development expense | Other In-Licensing Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																						500	70	6,800	1,100
Milestone payments																						2,800	400	19,800	2,900
Operating expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																				51,800		48,400		24,300
Operating expense | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				0		0		110	20
Administrative expenses
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in administrative expense																				8,000	1,100
Administrative expenses | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																				58,000																						$ 9,000
MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues | ¥																				0		6,000
Upfront payment received								$ 15,000
MorphoSys AG | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments											¥ 6,900	$ 1,000
Second milestone payment									¥ 9,700	$ 1,500
MorphoSys AG | Research and development expense | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																				0		0		0
Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																				1,700			7,000	13,200
Genexine, Inc. | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																				0		0		¥ 0
Milestone payments																				3,482,700	525,000
Reduction in milestone payment				50.00%
Agreement terminated period (in years)															15 years	15 years
Genexine, Inc. | Licensing Agreement with Genexine, Inc. | GX-I7
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																					2,000,000
Genexine, Inc. | Strategic Alliance Agreement with PT Kalbe Genexine Biologics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total transaction price under the agreement																									$ 250,000		$ 250,000
Genexine, Inc. | Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																											$ 11,000
Cost-to-cost input method percent																								53.00%	53.00%	17.00%	17.00%
Genexine, Inc. | Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																											$ 10,200
Cost-to-cost input method percent																								51.00%	51.00%	41.00%	41.00%
Genexine, Inc. | Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																					1,200	4,700		¥ 8,800
Genexine, Inc. | Research and development expense | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee															¥ 79,600	$ 12,000
Milestone payments																				¥ 152,600	23,000
MorphoSys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue received																							900
MorphoSys | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee					¥ 132,700	$ 20,000
Milestone payments					¥ 653,500	$ 98,500
MorphoSys | Research and development expense | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																														¥ 0		¥ 132,700	$ 20,000
Milestone payments																												¥ 55,700	$ 8,000
MorphoSys | Research and development expense | Licensing Agreements with Morphosys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																												0		23,200	$ 3,500
MacroGenics | Licensing Agreement with Genexine, Inc. | Development milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																					$ 75,000
MacroGenics | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing arrangements of terms																				The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
MacroGenics | Research and development expense | Licensing Agreements | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																					$ 60,000
MacroGenics | Research and development expense | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																										¥ 0		104,400	$ 15,000
Milestone payments																						0		28,900	$ 4,500
ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																				¥ 49,600		33,700		20,700
KG Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues | ¥																				¥ 0		0		0
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee			$ 180,000
Research and development expense																										1,502,900	$ 228,800
Proceeds from milestone achievement			1,740,000
Total transaction price under the agreement							$ 1,295,000
Contract asset with customer																								31,600		227,400														$ 4,900			$ 34,800
Upfront payment received																											180,000
Milestone payment receivable			20,000																																						$ 20,000
Revenue from contract with customer at time of transfer of license																											228,800
Total contract asset																								253,800																$ 39,700
AbbVie | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee							200,000																				180,000
Research and development expense							183,000
Total transaction price under the agreement																									250,000		250,000
Contract liabilities																																				¥ 16,900	$ 2,400
Upfront and milestone payments received	$ 200,000
AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																							8,800
Revenues																							5,800	25,600	4,000	12,000	1,800
Accumulated revenue recognized | ¥																						7,400
AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																							$ 8,200
Revenues																						39,900		6,000	900	27,800	$ 4,200
Accumulated revenue recognized | ¥																						7,200
AbbVie | First milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																									$ 20,000
AbbVie | Second milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments							$ 50,000												$ 50,000															$ 50,000
AbbVie | Clinical milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement			$ 840,000
AbbVie | Strategic Alliance Agreement with PT Kalbe Genexine Biologics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reversal of revenue																	¥ 314,200	$ 48,000
Contract asset reversal																		39,800
Contract liabilities								$ 8,200										$ 8,200
Contract assets																																							$ 0
Contract liabilities, non-current																						¥ 16,600																	$ 2,400
AbbVie | Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																						84.00%	84.00%
AbbVie | Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost-to-cost input method percent																				88.00%	88.00%	88.00%	88.00%
CSPC | Licensing Agreement with CSPC Pharmaceutical Group Limited ("CSPC")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | ¥																														15,000
Milestone payments | ¥																														135,000
Second milestone payment | ¥		¥ 10,000																				¥ 8,500
Contract liabilities, current | ¥																														¥ 14,200
Proceeds from milestone achievement | ¥													¥ 15,000	¥ 800										0
Revenues | ¥																				¥ 0		0		¥ 8,500		¥ 0		¥ 30,000
Tracon
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Legal Fees																						¥ 91,300	$ 13,500